COMMITMENTS AND CONTINGENCIES - Additional Information - Other Commitments - Concession (Detail) - Gaming Concession Agreement [Member] MOP$ in Thousands, $ in Thousands			12 Months Ended
	Dec. 16, 2022 MOP (MOP$)	Dec. 16, 2022 USD ($)	Dec. 31, 2024 MOP (MOP$)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MOP (MOP$)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 16, 2022 USD ($)
Commitments and Contingencies [Line Items]
Incremental non-gaming investment after the Incremental Investment Trigger was reached			MOP$ 2,003,000	$ 250,488
Total committed non-gaming investment after the Incremental Investment Trigger was reached			12,011,000	1,502,052
Total committed investment after the incremental investment trigger was reached			13,826,700	$ 1,729,116
Total investment in gaming and non-gaming related projects			MOP$ 3,341,450				$ 417,870
Special Premium	the difference between the amount of the special gaming tax paid by MRM and the amount that would be paid under the annual minimum set average gross gaming revenue for gaming tables and electronic gaming machines	the difference between the amount of the special gaming tax paid by MRM and the amount that would be paid under the annual minimum set average gross gaming revenue for gaming tables and electronic gaming machines
Total committed investment amount including gaming and non-gaming related projects	MOP$ 11,823,700	$ 1,478,629
Total committed investment amount for non-gaming related projects	10,008,000	1,251,564
Incremental non-gaming investment in case the Incremental Investment Trigger is reached	2,003,000	250,488
Incremental Investment Trigger	MOP$ 180,000,000	$ 22,510,141
The approximate percentage of the initial committed non-gaming investment as incremental non-gaming investment in case the Incremental Investment Trigger is reached	20.00%	20.00%
Percentage of guarantee amount payable to bank	0.03%	0.03%
Amount that Macau's annual gross gaming revenue exceeded					MOP$ 180,000,000	$ 22,510,141
Gaming Table [Member]
Commitments and Contingencies [Line Items]
The annual minimum amount of average gross gaming revenue that needs to be reached otherwise triggers a special premium	MOP$ 7,000	$ 875
Urban Development, Touristic Promotion and Social Security [Member]
Commitments and Contingencies [Line Items]
Percentage of contributions of gross gaming revenue on a monthly basis	3.00%	3.00%
Public Fund [Member]
Commitments and Contingencies [Line Items]
Percentage of contributions of gross gaming revenue on a monthly basis	2.00%	2.00%
Electronic Gaming Machine [Member]
Commitments and Contingencies [Line Items]
The annual minimum amount of average gross gaming revenue that needs to be reached otherwise triggers a special premium	MOP$ 300	$ 38
Special gaming tax [Member]
Commitments and Contingencies [Line Items]
Percentage of gross gaming revenues on a monthly basis	35.00%	35.00%
Guarantee until the 180th day after the earlier of the expiration or termination of the gaming concession [Member]
Commitments and Contingencies [Line Items]
Maximum beneficiary amount	MOP$ 1,000,000							$ 125,056